12. Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Equity [Abstract]
Equity

NOTE 11 - EQUITY

Preferred Stock

There are 50,000,000 shares authorized as preferred stock, of which 40,000,000 are designated as Series B and 2,000,000 are designated as Series A. 8,000,000 shares have yet to be designated. All 2,000,000 shares of Series A preferred are issued and outstanding. Each share of Series A preferred is convertible into 240 shares of common stock. The Series A Preferred Stock votes with the Common Stock on all matters to be voted on by the common stock on an as-converted basis. On such matters, each holder of Series A Preferred Stock is entitled to 240 votes for each share of Series A Preferred Stock held by such shareholder.

Common Stock

Common Stock Issuances for the six months ended September 30, 2019

On April 23, 2019, the Company issued 4,000,000 shares of common stock in exchange for services valued at $25,600 or $0.0064 per share.

On May 14, 2019, the Company sold 1,562,500 shares of common stock for $10,000 or $0.0064 per share.

On May 25, 2019, the Company sold 11,718,750 shares of common stock for $75,000 or $0.0064 per share.

On June 1, 2019, the Company issued 67,000,000 shares of common stock in exchange for services valued at $428,800 or $0.0064 per share.

On June 1, 2019, the Company issued 6,000,000 shares of common stock in exchange for the acquisition of UCL MMA LLC valued at $39,000 or $0.0065 per share.

On July 3, 2019 the Company issued 6,000,000 shares of common stock in exchange for services valued at $38,400 or $0.0064 per share.

On July 8, 2019, the Company entered into a Subscription Agreement with a holder for the sale of 14,062,500 shares of common stock at $0.0064 per share, or $90,000.

On July 15, 2019 the Company issued 30,500,000 shares of common stock in exchange for services valued at $195,200 or $0.0064 per share.

On July 15, 2019 the Company issued 8,000,000 shares of common stock in exchange for the acquisition of Pinnacle Combat LLC valued at $51,200 or $0.0064 per share.

On August 30, 2019 the Company sold 15,625,000 shares of common stock for $100,000 or $0.0064 per share.

On September 7, 2019 the Company sold 7,812,500 shares of common stock for $50,000 or $0.0064 per share.

On September 19, 2019 the Company sold 11,718,750 shares of common stock for $75,000 or $0.0064 per share.

On September 27, 2019, the Company canceled 7,500,000 in exchange for the cancellation of $75,000 in Notes Receivable.

As part of the Strike Hard Productions LLC acquisition, the Company issued 9,000,000 shares of common stock valued at $57,600 or $0.0064 per share.

Common Stock Issuances for the six months ended September 30, 2020

On April 23, 2020, the Company issued 4,292,915 shares of stock to GS Capital in exchange for the conversion of $7,341 in convertible note principal.

On May 8, 2020, the Company issued 12,000,000 shares of stock to WLES LP LLC in exchange for the conversion of $30,000 in convertible note principal. The 12,000,000 shares were valued at $48,281 resulting in a loss on settlement of debt in the amount of $18,281.

On June 16, 2020, the Company issued 4,000,000 shares of common stock to Veyo Partners LLC in exchange for investor relation services valued at $14,400 or $0.0036 per share.

On July 10, 2020, the Company issued 4,000,000 shares of common stock to Veyo Partners LLC in exchange for investor relation services valued at $14,000 or $0.0035 per share.

On July 31, 2020, GS Capital converted $7,500 in principal and $488 in accrued interest of the October 4, 2019 $84,000 face value note into 5,071,885 shares of common stock. The 5,071,885 shares were valued at $16,558. The Company recorded the removal of the $7,500 in principal, $488 in interest, and $8,570 in derivative liabilities resulting in no gain or loss.

On August 10, 2020, the Company issued 4,000,000 shares of common stock to Veyo Partners LLC in exchange for investor relation services valued at $34,800 or $0.0087 per share.

On August 13, 2020, the Company sold 13,333,334 shares of common stock for $100,000 or $0.0075 per share.

On August 19, 2020, the Company sold 13,333,334 shares of common stock for $100,000 or $0.0075 per share.

On August 20, 2020, GS Capital converted $12,500 in principal and $871 in accrued interest of the October 4, 2019 $84,000 face value note into 8,468,394 shares of common stock. The 8,468,394 shares were valued at $155,914. After recording the removal of the $12,500 in principal, $871 in interest, and $138,647 in derivative liabilities, the Company recorded $3,896 as loss on extinguishment of debt.

On September 1, 2020, the Company sold 13,333,334 shares of common stock for $100,000 or $0.0075 per share.

On September 9, 2020, GS Capital converted $55,000 in principal and $4,075 in accrued interest of the October 4, 2019 $84,000 face value note into 12,123,426 shares of common stock. The 12,123,426 shares were valued at $262,363. After recording the removal of the $55,000 in principal, $4,075 in interest, and $142,990 in derivative liabilities, the Company recorded $60,298 as loss on extinguishment of debt.

On September 14, 2020, the Company sold 22,000,000 shares of common stock for $165,000 or $0.0075 per share.

On September 30, 2020, the Company issued 3,733,333 shares of common stock for services valued at $26,133 or $0.0070 per share.

NOTE 12 – EQUITY

Preferred Stock

There are 50,000,000 shares authorized as preferred stock, of which 40,000,000 are designated as Series B and 2,000,000 are designated as Series A. 8,000,000 shares have yet to be designated. All 2,000,000 shares of Series A preferred are issued and outstanding. Each share of Series A preferred is convertible into 240 shares of common stock. The Series A Preferred Stock votes with the Common Stock on all matters to be voted on by the common stock on an as-converted basis. On such matters, each holder of Series A Preferred Stock is entitled to 240 votes for each share of Series A Preferred Stock held by such shareholder.

Common Stock

2018 Common Stock Issuances

On April 19, 2018, the Company issued 3,478,400 shares of common stock in exchange for the conversion of a Note in the amount of $38,020.

On April 25, 2018, the Company issued 65,000,000 shares of common stock in exchange for services valued at $6,500 or $0.0001 per share.

On September 10, 2018, the Company issued 9,000,000 shares of common stock in exchange for services valued at $45,000 or $0.005 per share.

On December 10, 2018, the Company sold 6,250,000 shares of common stock for $50,000 or $0.008 per share.

On January 15, 2019, the Company sold 6,250,000 shares of common stock for $50,000 or $0.008 per share.

On February 6, 2019, the Company issued 6,000,000 shares of common stock in exchange for services valued at $600 or $0.00001 per share.

On February 21, 2019, the Company issued 12,816,666 shares of common stock in exchange for the conversion of a Note in the amount of $19,454.

On March 19, 2019, the Company sold 3,125,000 shares of common stock for $25,000 or $0.008 per share.

On March 19, 2019, the Company issued 750,000 shares of common stock in exchange for services valued at $75 or $0.00001 per share.

On March 26, 2019, the Company sold 1,875,000 shares of common stock for $10,000 or $0.008 per share.

2019 Common Stock Issuances

On April 23, 2019, the Company issued 4,000,000 shares of common stock in exchange for services valued at $25,600 or $0.0064 per share.

On May 14, 2019, the Company sold 1,562,500 shares of common stock for $10,000 or $0.0064 per share.

On May 25, 2019, the Company sold 11,718,750 shares of common stock for $75,000 or $0.0064 per share.

On June 1, 2019, the Company issued 67,000,000 shares of common stock in exchange for services valued at $428,800 or $0.0064 per share.

On June 1, 2019, the Company issued 6,000,000 shares of common stock in exchange for the acquisition of UCL MMA LLC valued at $39,000 or $0.0065 per share.

On July 3, 2019, the Company issued 6,000,000 shares of common stock in exchange for services valued at $38,400 or $0.0064 per share.

On July 8, 2019, the Company entered into a Subscription Agreement with a holder for the sale of 14,062,500 shares of common stock at $0.0064 per share, or $90,000.

On July 15, 2019, the Company issued 30,500,000 shares of common stock in exchange for services valued at $195,200 or $0.0064 per share.

On July 15, 2019, the Company issued 8,000,000 shares of common stock in exchange for the acquisition of Pinnacle Combat LLC valued at $62,400 or $0.0078 per share.

On August 30, 2019, the Company sold 15,625,000 shares of common stock for $100,000 or $0.0064 per share.

On September 7, 2019, the Company sold 7,812,500 shares of common stock for $50,000 or $0.0064 per share.

On September 19, 2019, the Company sold 11,718,750 shares of common stock for $75,000 or $0.0064 per share.

On September 27, 2019, the Company canceled 7,500,000 shares of the outstanding stock, valued at $48,000 in exchange for the cancellation of $75,000 in Notes Receivable. There shares were cancelled and not returned to treasury.

On November 27, 2019, the Company issued 9,000,000 shares of common stock valued at $52,200 or $0.0058 per share in exchange for the acquisition of Strike Hard Productions LLC.

On December 3, 2019, the Company purchased 14,062,500 shares of stock back from GS Capital in exchange for the payment of $101,250 in cash.

On December 22, 2019, B2MG returned 21,954,800 shares of the Company’s common stock, valued at $109,773 in exchange for the cancellation of $164,441 owed by B2MG to the Company. There shares were cancelled and not returned to treasury.

On January 6, 2020, the Company issued 6,000,000 shares of common stock valued at $31,800 or $0.0053 per share in exchange for the acquisition of One More Gym LLC.

On January 28, 2020, the Company purchased 11,718,750 shares of stock back from GS Capital in exchange for the payment of $87,891 in cash.